Supplement to the
Fidelity® Variable Insurance Products
Financials Portfolio
Initial Class
April 30, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
VFSI-SUSTK-1125-103 1.9886540.103	November 18, 2025
Supplement to the
Fidelity® Variable Insurance Products
Financials Portfolio
Investor Class
April 30, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
VFS-INV-SUSTK-1125-103 1.9886521.103	November 18, 2025
Supplement to the
Fidelity® Variable Insurance Products
Financials Portfolio
Service Class 2
April 30, 2025
Summary Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Matthew Reed (Co-Portfolio Manager) has managed the fund since 2019.
It is expected that on or about April 30, 2026, Mr. Reed will transition off the fund and Mr. Benson will assume sole portfolio manager responsibilities.
Gerard Benson (Co-Portfolio Manager) has managed the fund since 2025.
VFS-SC2-SUSTK-1125-101 1.9911401.101	November 18, 2025